Accounts Receivable, Net - Schedule of Reconciliation of the Allowance (Details) pure in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Schedule of Reconciliation of the Allowance [Line Items]
Balance	$ (232)	$ (1,893)
Allowance for credit loss on accounts receivable for the year	$ (102)	(13)
Write off		$ 1,667
Exchange realignment	2	7
Balance	$ (332)	$ (232)